Corporate debt (Tables)	3 Months Ended
Mar. 31, 2022
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of March 31, 2022 and December 31, 2021 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2022	2021
	($ in thousands)
Non-current	1,017,489	995,190
Current	38,656	27,881
Total Corporate Debt	1,056,145	1,023,071

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2022 is as follows:

	Remainder of 2022	Between January and March 2023	Between April and December 2023	2024	2025	2026	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	4	-	-	-	-	-	-	4
Revolving Credit Facility	-	-	34,218	-	-	-	-	34,218
Commercial Paper	30,887	-	-	-	-	-	-	30,887
2020 Green Private Placement	352	-	-	-	-	321,108	-	321,460
Note Issuance Facility 2020	-	-	-	-	-	-	153,061	153,061
Green Exchangeable Notes	941	-	-	-	104,953	-	-	105,894
Green Senior Notes	5,088	-	-	-	-	-	394,381	399,469
Othe bank loans	703	681	2,547	3,255	3,250	716	-	11,152
Total	37,975	681	36,765	3,255	108,203	321,824	547,442	1,056,145

The repayment schedule for the corporate debt as of December 31, 2021 was as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
Note Issuance Facility 2020	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Bank Loan	11	1,895	1,895	1,862	-	-	5,663
Green Senior Note	963	-	-	-	-	394,155	395,118
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071